Consolidated Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.00%
Australia–25.63%
Allkem Ltd.(a)	3,812,137	$35,370,031
AngloGold Ashanti Ltd., ADR	1,068,100	22,451,462
Bellevue Gold Ltd.(a)	33,983,252	28,870,743
Chalice Mining Ltd.(a)	11,781,692	54,685,376
De Grey Mining Ltd.(a)	59,937,305	63,516,666
Evolution Mining Ltd.	24,328,806	55,504,487
Firefinch Ltd.(a)	12,910,104	546,756
Gold Road Resources Ltd.	27,513,275	32,244,822
Lynas Rare Earths Ltd.(a)	2,970,000	19,903,689
Mineral Resources Ltd.	146,195	9,270,723
Newcrest Mining Ltd.	20,000	320,377
Northern Star Resources Ltd.	13,578,895	121,407,234
OceanaGold Corp.(a)	13,910,300	30,109,101
Perseus Mining Ltd.	9,670,000	14,717,535
Ramelius Resources Ltd.	27,368,612	19,495,083
Silver Lake Resources Ltd.(a)	20,731,900	19,211,161
SolGold PLC(a)	10,000,000	1,994,035
		529,619,281
Bosnia Hercegovina–0.35%
Adriatic Metals PLC, CDI(a)	3,200,000	7,173,892
Brazil–2.77%
ERO Copper Corp.(a)	230,000	3,777,009
Wheaton Precious Metals Corp.	1,167,035	53,380,181
		57,157,190
Burkina Faso–1.68%
Endeavour Mining PLC	1,472,966	34,705,561
Canada–46.05%
Agnico Eagle Mines Ltd.(b)(c)	1,446,595	81,703,686
Agnico Eagle Mines Ltd.(b)(c)	476,574	26,913,510
Alamos Gold, Inc., Class A	3,341,108	36,885,832
Arizona Metals Corp.(a)	3,795,300	11,951,679
Artemis Gold, Inc.(a)	4,624,241	16,473,565
Aya Gold & Silver, Inc.(a)	2,915,082	17,724,259
B2Gold Corp.	10,122,000	40,184,340
Barrick Gold Corp.(b)	5,691,499	111,268,806
Calibre Mining Corp., Class C(a)	18,203,168	14,775,410
Cameco Corp.	1,247,000	34,928,470
Coppernico Metals, Inc.(d)	3,028,200	719,198
Dundee Precious Metals, Inc.	1,080,000	7,053,624
Filo Mining Corp.(a)	125,000	2,234,978
Franco-Nevada Corp.	151,302	22,196,003
Hudbay Minerals, Inc.	940,000	5,452,000
i-80 Gold Corp.(a)	2,550,000	6,841,908
Ivanhoe Mines Ltd., Class A(a)	9,775,346	91,835,576
K92 Mining, Inc.(a)	7,482,630	43,302,582
Karora Resources, Inc.(a)(e)	10,703,332	42,232,530
Kinross Gold Corp.	5,665,925	26,289,892
Lithium Americas Corp.(a)	560,000	14,128,800
Lundin Gold, Inc.	4,378,815	50,681,110
MAG Silver Corp.(a)	648,522	8,891,237
Orla Mining Ltd.(a)	5,161,621	22,267,261
Shares		Value
Canada–(continued)
Osisko Gold Royalties Ltd.	2,585,339	$34,591,836
Pan American Silver Corp.	1,056,682	19,263,313
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,449,063
Rupert Resources Ltd.(a)	3,203,812	11,919,033
Sandstorm Gold Ltd.	4,079,055	23,617,728
SilverCrest Metals, Inc.(a)	4,216,667	27,571,307
Skeena Resources Ltd.(a)	2,094,336	12,482,120
Solaris Resources, Inc.(a)	1,431,200	7,475,736
SSR Mining, Inc.	2,313,133	39,184,473
Teck Resources Ltd., Class B	194,000	8,400,200
Torex Gold Resources, Inc.(a)	121,000	1,663,290
Triple Flag Precious Metals Corp.	881,682	11,927,606
Victoria Gold Corp.(a)	41,926	330,543
Wesdome Gold Mines Ltd.(a)	3,130,000	14,514,374
		951,326,878
China–4.46%
Ganfeng Lithium Group Co. Ltd., H Shares(f)	5,232,320	47,584,333
Zijin Mining Group Co. Ltd., H Shares	26,930,000	44,533,881
		92,118,214
Colombia–0.38%
Aris Mining Corp.	2,288,423	7,894,376
Indonesia–1.39%
Nickel Industries Ltd.	34,288,858	26,810,658
PT Merdeka Copper Gold Tbk(a)	6,000,000	1,897,485
		28,708,143
South Africa–3.24%
Gold Fields Ltd., ADR	3,396,241	38,852,997
Sibanye Stillwater Ltd., ADR	2,602,587	28,003,836
		66,856,833
Turkey–1.43%
Eldorado Gold Corp.(a)	3,091,502	29,554,759
United States–10.74%
Alcoa Corp.	1,000	52,240
Aura Minerals, Inc.	1,410,735	12,171,837
Freeport-McMoRan, Inc.	243,000	10,842,660
Hecla Mining Co.	2,375,304	14,655,626
Ivanhoe Electric, Inc.(a)	215,374	2,853,705
Newmont Corp.(b)	1,883,914	99,715,568
Ormat Technologies, Inc.	106,500	9,856,575
Piedmont Lithium, Inc.(a)	161,000	11,051,040
Royal Gold, Inc.	310,600	39,455,518
Tronox Holdings PLC, Class A	1,244,000	21,334,600
		221,989,369
Zambia–0.88%
First Quantum Minerals Ltd.	783,000	18,166,330
Total Common Stocks & Other Equity Interests (Cost $1,435,777,619)		2,045,270,826

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
Exchange-Traded Funds–0.01%
United States–0.01%
SPDR ® Gold Trust–ETF(a) (Cost $155,059)	1,000	$179,410
Money Market Funds–2.37%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(g)	17,137,887	17,137,887
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(e)(g)	12,237,758	12,241,429
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.30%(e)(g)	19,586,157	$19,586,157
Total Money Market Funds (Cost $48,964,819)		48,965,473
TOTAL INVESTMENTS IN SECURITIES—101.38% (Cost $1,484,897,497)		2,094,415,709
OTHER ASSETS LESS LIABILITIES–(1.38)%		(28,445,937)
NET ASSETS–100.00%		$2,065,969,772
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Rts.	– Rights
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts.
(c)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,271,907	$79,616,701	$(80,750,721)	$-	$-	$17,137,887	$172,129
Invesco Liquid Assets Portfolio, Institutional Class	13,023,355	56,869,073	(57,653,763)	(346)	3,110	12,241,429	123,348
Invesco Treasury Portfolio, Institutional Class	20,882,179	90,990,516	(92,286,538)	-	-	19,586,157	188,100
Investments in Other Affiliates:
Karora Resources, Inc.	52,574,624	1,658,047	-	(12,000,141)	-	42,232,530	-
Osino Resources Corp.*	6,835,964	-	(4,403,322)	(1,555,942)	(876,700)	-	-
Westgold Resources Ltd.*	29,053,879	-	(13,610,215)	6,863,795	(22,307,459)	-	-
Total	$140,641,908	$229,134,337	$(248,704,559)	$(6,692,634)	$(23,181,049)	$91,198,003	$483,577

*	At January 31, 2023, this security was was no longer an affiliate of the Fund.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2023 represented 2.30% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

Open Exchange-Traded Equity Options Written(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Agnico Eagle Mines Ltd.	Call	03/17/2023	4,700	CAD	78.00	CAD	36,660,000	$(720,604)
Agnico Eagle Mines Ltd.	Call	04/21/2023	2,000	USD	65.00	USD	13,000,000	(195,000)
Alamos Gold Inc.	Call	06/16/2023	5,000	USD	12.50	USD	6,250,000	(275,000)
AngloGold Ashanti Ltd.	Call	04/21/2023	3,000	USD	18.00	USD	5,400,000	(1,035,000)
Barrick Gold Corp.	Call	03/17/2023	4,000	USD	18.00	USD	7,200,000	(772,000)
Cameco Corp.	Call	03/17/2023	5,000	USD	29.00	USD	14,500,000	(700,000)
Eldorado Gold Corp.	Call	04/21/2023	5,000	USD	8.00	USD	4,000,000	(937,500)
Endeavour Mining PLC	Call	03/17/2023	7,000	CAD	32.00	CAD	22,400,000	(452,445)
Ero Copper Corp.	Call	03/17/2023	2,000	CAD	19.00	CAD	3,800,000	(488,520)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Filo Mining Corp.	Call	04/21/2023	1,000	CAD	28.00	CAD	2,800,000	$(92,067)
Franco-Nevada Corp.	Call	07/21/2023	1,000	USD	180.00	USD	18,000,000	(272,500)
Freeport-McMoran Inc.	Call	03/17/2023	1,000	USD	50.00	USD	5,000,000	(79,500)
Gold Fields Ltd.	Call	04/21/2023	5,000	USD	10.00	USD	5,000,000	(875,000)
Hecla Mining Co.	Call	03/17/2023	12,000	USD	6.00	USD	7,200,000	(654,000)
Hudbay Minerals Inc.	Call	04/21/2023	9,000	USD	5.00	USD	4,500,000	(990,000)
Ivanhoe Mines Ltd.	Call	03/17/2023	14,000	CAD	12.00	CAD	16,800,000	(1,052,197)
K92 Mining Inc.	Call	05/19/2023	3,000	CAD	8.25	CAD	2,475,000	(127,391)
Karora Resources Inc	Call	04/21/2023	6,000	CAD	6.00	CAD	3,600,000	(110,481)
Kinross Gold Corp.	Call	05/19/2023	5,000	USD	5.50	USD	2,750,000	(77,500)
Lithium Americas Corp.	Call	05/19/2023	1,000	USD	32.50	USD	3,250,000	(110,000)
Lithium Americas Corp.	Call	02/17/2023	3,000	USD	30.00	USD	9,000,000	(67,500)
Lundin Gold Inc.	Call	04/21/2023	5,000	CAD	14.00	CAD	7,000,000	(667,017)
MAG Silver Corp.	Call	05/19/2023	3,000	USD	17.50	USD	5,250,000	(135,000)
Mineral Resources Ltd.	Call	02/16/2023	1,000	AUD	95.00	AUD	9,500,000	(67,409)
Newmont Corp.	Call	02/17/2023	2,000	USD	52.50	USD	10,500,000	(357,000)
Northern Star Resources Ltd.	Call	03/16/2023	14,000	AUD	12.50	AUD	17,500,000	(657,146)
Ormat Technologies, Inc.	Call	06/16/2023	1,000	USD	100.00	USD	10,000,000	(405,000)
Osisko Gold Royalties Ltd.	Call	04/21/2023	3,000	USD	15.00	USD	4,500,000	(105,000)
Pan American Silver Corp.	Call	04/21/2023	4,000	USD	19.00	USD	7,600,000	(470,000)
Piedmont Lithium, Inc.	Call	05/19/2023	1,600	USD	80.00	USD	12,800,000	(872,000)
Royal Gold, Inc.	Call	04/21/2023	3,000	USD	130.00	USD	39,000,000	(1,920,000)
Sandstorm Gold Ltd.	Call	03/17/2023	7,000	USD	6.00	USD	4,200,000	(192,500)
Sibanye Stillwater Ltd.	Call	07/21/2023	2,000	USD	12.50	USD	2,500,000	(135,000)
SSR Mining Inc.	Call	06/16/2023	6,000	USD	18.00	USD	10,800,000	(750,000)
Teck Resources, Ltd.	Call	02/17/2023	1,000	USD	42.00	USD	4,200,000	(229,500)
Torex Gold Resources Inc.	Call	03/17/2023	1,000	CAD	18.00	CAD	1,800,000	(92,067)
Tronox Holdings PLC	Call	05/19/2023	11,000	USD	16.00	USD	17,600,000	(2,475,000)
Wesdome Gold Mines Ltd.	Call	03/17/2023	3,000	CAD	8.75	CAD	2,625,000	(4,509)
Wheaton Precious Metals Corp.	Call	03/17/2023	3,000	USD	45.00	USD	13,500,000	(750,000)
Subtotal – Equity Call Options Written								(20,368,353)
Equity Risk
Agnico Eagle Mines Ltd.	Put	04/21/2023	1,000	USD	50.00	USD	5,000,000	(127,500)
Alcoa Corp.	Put	07/21/2023	1,000	USD	35.00	USD	3,500,000	(125,000)
Endeavour Mining PLC	Put	05/19/2023	2,000	CAD	29.00	CAD	5,800,000	(198,414)
Filo Mining Corp.	Put	04/21/2023	2,000	CAD	21.00	CAD	4,200,000	(206,682)
First Quantum Minerals Ltd.	Put	03/17/2023	1,000	CAD	22.00	CAD	2,200,000	(23,674)
Franco-Nevada Corp.	Put	07/21/2023	1,000	USD	115.00	USD	11,500,000	(170,000)
Freeport-McMoran Inc.	Put	03/17/2023	2,000	USD	40.00	USD	8,000,000	(169,000)
Gold Fields Ltd.	Put	04/21/2023	2,000	USD	7.00	USD	1,400,000	(15,000)
Lithium Americas Corp.	Put	05/19/2023	1,000	USD	17.50	USD	1,750,000	(67,500)
MAG Silver Corp.	Put	05/19/2023	2,000	USD	15.00	USD	3,000,000	(415,000)
Mineral Resources Ltd.	Put	02/16/2023	1,000	AUD	85.00	AUD	8,500,000	(93,525)
Newmont Corp.	Put	03/17/2023	1,000	USD	45.00	USD	4,500,000	(39,500)
Ormat Technologies, Inc.	Put	06/16/2023	1,000	USD	75.00	USD	7,500,000	(157,500)
Royal Gold, Inc.	Put	04/21/2023	1,000	USD	115.00	USD	11,500,000	(282,500)
Sibanye Stillwater Ltd.	Put	07/21/2023	2,000	USD	10.00	USD	2,000,000	(195,000)
SSR Mining Inc.	Put	06/16/2023	1,000	USD	15.00	USD	1,500,000	(75,000)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Teck Resources Ltd.	Put	05/19/2023	1,000	USD	35.00	USD	3,500,000	$(104,000)
Wesdome Gold Mines Ltd.	Put	05/19/2023	2,000	CAD	6.00	CAD	1,200,000	(64,635)
Subtotal – Equity Put Options Written								(2,529,430)
Total Open Exchange-Traded Equity Options Written								$(22,897,783)

(a)	Open Exchange-Traded Options Written collateralized by $79,714 cash held with Morgan Stanley.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$52,560,563	$477,058,718	$—	$529,619,281
Bosnia Hercegovina	—	7,173,892	—	7,173,892
Brazil	57,157,190	—	—	57,157,190
Burkina Faso	34,705,561	—	—	34,705,561
Canada	950,607,680	—	719,198	951,326,878
China	—	92,118,214	—	92,118,214
Colombia	7,894,376	—	—	7,894,376
Indonesia	—	28,708,143	—	28,708,143
South Africa	66,856,833	—	—	66,856,833
Turkey	29,554,759	—	—	29,554,759
United States	222,168,779	—	—	222,168,779
Zambia	18,166,330	—	—	18,166,330
Money Market Funds	48,965,473	—	—	48,965,473
Total Investments in Securities	1,488,637,544	605,058,967	719,198	2,094,415,709
Other Investments - Liabilities*
Options Written	(22,897,783)	—	—	(22,897,783)
Total Investments	$1,465,739,761	$605,058,967	$719,198	$2,071,517,926

*	Options written are shown at value.
Invesco Gold & Special Minerals Fund